OTHER (EXPENSE) INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
OTHER (EXPENSE) INCOME
10.	OTHER (EXPENSE) INCOME

Other (expense) income consists of the following (in thousands):

	Three Months Ended March 31,
	2012	2013
Interest and other expense:
Interest expense	$8,613	$6,565
Loss on debt modification and extinguishment	—	10,886
Gain on asset disposals	(130)	(65)
Foreign currency transaction (gain) loss	(290)	176

Total	$8,193	$17,562

Interest and other income:
Interest income	$229	$141

Total	$229	$141

12.    OTHER (EXPENSE) INCOME

Other (expense) income consists of the following (in thousands):

	Year Ended December 31,
	2010	2011	2012
Interest and other expense:
Interest expense	$388	$4,831	$34,200
(Gain) loss on asset disposals	(112)	996	22
Loss on ARS Rights	6,892	—	—
Foreign currency transaction (gain) loss	(173)	452	(67)

Total	$6,995	$6,279	$34,155

Interest and other income:
Interest income	$575	$1,265	$596
ARS trading gains	7,007	—	—
Available-for-sale realized gains	—	701	—

Total	$7,582	$1,966	$596

During 2010 and 2011, the Company recorded a reduction of $1.2 million and $0.7 million, respectively, in interest expense related to decreases in an accrued sales tax liability.

In 2011, the Company paid $10.0 million of loan origination fees related to its 2011 Credit Facilities and recorded $19.4 million in deferred financing costs. Total amortization expense of the loan origination fees and deferred financing costs was approximately $0.6 million and $4.1 million for the years ended December 31, 2011 and 2012, respectively, and is reported as interest expense in the consolidated statements of operations. As of December 31, 2011 and 2012, the balance of unamortized loan origination fees and deferred financing costs was $28.8 million and $24.8 million, respectively.